Fair Value Measurements - Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Forward Purchase Agreement asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, Begining balance	$ 155
Initial measurement at the issuance date (see Note 11)		494
Settlement	(132)
Change in fair value	(23)	339
Fair value, Ending balance		155
SEPA Put Rights Asset [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, Begining balance	188
Initial measurement at the issuance date (see Note 11)		1,551
Settlement
Change in fair value	55	1,363
Fair value, Ending balance	243	188
Embedded Derivative Liability [Member]
Schedule of Changes in the Fair Value of Level 3 Financial Assets and Liabilities [Line Items]
Fair value, Begining balance	80
Initial measurement at the issuance date (see Note 11)	93	69
Settlement	(946)
Change in fair value	773	(11)
Fair value, Ending balance		$ 80